Long-Term Debt - Description (Details)	2 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2015 USD ($)	Mar. 31, 2015	Jul. 27, 2015 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	May. 28, 2015	May. 13, 2015 USD ($)	Mar. 27, 2015
Debt Instrument [Line Items]
Number of debt instruments with breach in covenants	3
Unicredit Bank AG | Deferred installment
Debt Instrument [Line Items]
Number of installments									1
Unicredit Bank AG | Deferred installment portion
Debt Instrument [Line Items]
Number of installments									5
Commerzbank AG
Debt Instrument [Line Items]
Margin	4.50%
Prepayment amount								$ 3,000,000
Commerzbank AG | Deferred installment portion
Debt Instrument [Line Items]
Number of installments								4
Bank of Ireland
Debt Instrument [Line Items]
Percent of quarterly installments deferred							50.00%
Nordea Bank Finland Plc
Debt Instrument [Line Items]
Cancellation of undrawn amount						$ 78,000,000
Minimim liquidity requirement					$ 250,000
Nordea Bank Finland Plc | Deferred installment
Debt Instrument [Line Items]
Number of installments						1
Nordea Bank Finland Plc | Deferred installment portion
Debt Instrument [Line Items]
Number of installments						5
Nordea Bank Finland Plc | Initial threshold
Debt Instrument [Line Items]
Security cover ratio			135.00%		135.00%
Nordea Bank Finland Plc | Reduced threshold
Debt Instrument [Line Items]
Security cover ratio			110.00%		105.00%
HSH Nordbank AG and HSBC Bank Plc
Debt Instrument [Line Items]
Extinguishment of debt amount				$ 56,436,400
Nordea Bank Finland Plc, HSH Nordbank AG and HSBC Bank Plc
Debt Instrument [Line Items]
Write off of unamortized financing costs		$ 1,716,618